Supplementary Financial Information (Schedule Of Other Income And Deductions) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplementary Financial Information [Abstract]
Accretion of fair value adjustment (discount) to regulatory assets due to purchase accounting	$ 3	$ 4	$ 9	$ 14	$ 17	$ 23	$ 29
Other			1		1	3	1
Total other income	3	4	10	14	18	26	30
Professional fees	3	2	10	8	3	3	4
SARs exercise (Note 10)					2	57
Other	1		1	3	10	4	5
Total other deductions	$ 4	$ 2	$ 11	$ 11	$ 15	$ 64	$ 9